RELATED PARTY TRANSACTIONS - Seatankers Management Co (Details) - Dry Bulk Carriers - Seatankers Management Co, Ltd	6 Months Ended
	Jun. 30, 2023 vessel $ / d	Jun. 30, 2022 vessel $ / d
Related Party Transaction [Line Items]
Number of vessels managed | vessel	10	12
Commercial management fee revenue per day for managing vessels (in dollars per day) | $ / d	125	125